CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000
Common stock, shares issued	55,659,102	51,650,000
Common stock, shares outstanding	55,659,102	51,650,000